Offerings - Offering: 1	Aug. 28, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	12,068,959
Proposed Maximum Offering Price per Unit	13.97
Maximum Aggregate Offering Price	$ 168,603,357.23
Fee Rate	0.01476%
Amount of Registration Fee	$ 24,885.86
Offering Note	Represents the shares of common stock, $0.0001 par value per share (the “
Common Stock
”), of Day One Biopharmaceuticals, Inc. (the “
Registrant
”) that will be offered for resale by the selling stockholders pursuant to the prospectus to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “
Securities Act
”), the shares being registered hereunder include such indeterminate number of additional shares of Common Stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction.Amount of shares registered represents an aggregate of 12,068,959 shares of Common Stock, including 1,517,241 shares of Common Stock issuable upon the exercise of pre-funded
warrants of the Registrant.The proposed maximum offering price per share has been estimated in accordance with Rule 457(c) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $13.97, the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Select Market on August 23, 2024.